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Jefferson Pilot                                          One Granite Place
                                                         P.O. Box 515
INSURANCE/FINANCIAL SERVICES                             Concord, NH 03302-0515
                                                         Tel (603) 226-5000


                                  May 1, 1998

VIA EDGAR
---------

Securities and Exchange Commission
450 Fifth Street, N.W.
Washington, DC 20549

       RE: JPF SEPARATE ACCOUNT B
           FILE NO. 33-77496

Commissioners:

       Pursuant to Rule 497(j) of the Securities Act of 1933, I hereby certify that:

               (1) the form of the prospectus that would have been filed under paragraph (b) of Rule 497 does not differ from that contained in the most recent Post-Effective Amendment to the Registration Statement on Form S-6; and

               (2) the text of the most recent Post-Effective Amendment was electronically filed on April 29, 1998.

       If you have any questions, please call me at (603) 229-6140.

                                        Sincerely,

                                        /s/ Charlene Grant

                                        Charlene Grant
                                        Assistant Counsel


                           THE CHUBB LIFE COMPANIES
Chubb Life Insurance Company of America . Chubb Colonial Life Insurance Company
                        . Chubb Securities Corporation

             An Affiliate of Jefferson Pilot Financial Corporation